Credit facility (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit facility
Balance, beginning of period	$ 279	$ 271
Facility transaction costs incurred during the period	515	234
Amortization expense of Facility transaction costs	(325)	(226)
Balance, ending of period	$ 469	$ 279